Loss per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loss per share

28.	Loss per share

The share and per share information in this note have been adjusted to give effect to the one-for-thirty-five (1-for-35) reverse share split of the Class A Ordinary Shares, which became legally effective at 5:00 PM Eastern Time on July 11, 2025. Accordingly, the weighted average number of ordinary shares used in the basic and diluted loss per share calculations for all periods presented reflects this reverse share split.

Basic earnings/(loss) per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings/(loss) per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year, adjusted for the weighted average number of Class A ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into Class A ordinary shares. For the years ended 31 December 2025 and 2024, the diluted loss per share equals the basic loss per share, as the effects of all potentially dilutive securities are anti-dilutive in a loss-making period and have therefore been excluded from the calculation in accordance with IAS 33.

The following table reconciles the numerators and denominators used in the basic and diluted loss per share calculations:

	2025	2024	2023
Loss attributable to ordinary equity holders of the parent (€000)	(1,694)	(15,334)	(31,016)
Number of ordinary shares used for loss per share (weighted average)
Basic	1,335,722	527,882	418,545
Diluted	1,335,722	527,882	418,545
Basic (loss)/ earnings per ordinary share	(1.27)	(29.05)	(74.11)
Diluted (loss)/ earnings per ordinary share	(1.27)	(29.05)	(74.11)

Because the Group was loss-making for the years ended 31 December 2025 and 2024, the following potential ordinary shares have been excluded from the calculation of diluted weighted average ordinary shares as their inclusion would be anti-dilutive:

	2025	2024
Warrants	3,000,360	267,061
RSUs - outstanding	102	273
RSUs - vested but no ordinary shares issued	200,135	5,558
Incentive shares	143	143
Share options	583,812	55,307

These instruments could potentially dilute basic earnings per share in future periods.